Summary of Principal Accounting Policies - Investments in Affiliates (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Juzhou Kylin International Film and Television Investment Fund
Investments in affiliates
Impairment loss recorded from equity in affiliates			¥ 2.7
Juzhou Film and Television Fund
Investments in affiliates
Impairment loss recorded from equity in affiliates		¥ 1.3
Jufu Guangsheng M&A Private Equity Fund
Investments in affiliates
Impairment loss recorded from equity in affiliates	¥ 2.6
Maximum | Funds
Investments in affiliates
Equity method investment, ownership percentage (in percentage)		5.00%
Minimum
Investments in affiliates
Equity method investment, ownership percentage (in percentage)	20.00%